Average Annual Total Returns (Vanguard Emerging Markets Government Bond Index Fund Retail)	Vanguard Emerging Markets Government Bond Index Fu Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	Vanguard Emerging Markets Government Bond Index Fu Vanguard Emerging Markets Government Bond Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Emerging Markets Government Bond Index Fu Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Emerging Markets Government Bond Index Fu Vanguard Emerging Markets Government Bond Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Return After Taxes on Distributions and Sale of Fund Shares
Vanguard Emerging Markets Government Bond Index Fu
Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares
11/1/2013 - 10/31/2014

Return After Taxes on Distributions and Sale of Fund Shares
Vanguard Emerging Markets Government Bond Index Fu
Vanguard Emerging Markets Government Bond Index Fund - Investor Shares
11/1/2013 - 10/31/2014

Barclays USD Emerging Markets Government RIC Capped Index
Vanguard Emerging Markets Government Bond Index Fu
Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares
11/1/2013 - 10/31/2014

Barclays USD Emerging Markets Government RIC Capped Index
Vanguard Emerging Markets Government Bond Index Fu
Vanguard Emerging Markets Government Bond Index Fund - Investor Shares
11/1/2013 - 10/31/2014

Average Annual Returns for Periods Ended December 31, 2014
One Year	4.34%	4.18%	2.38%	2.29%	2.46%	2.38%	4.90%	4.90%
Since Inception	0.84%	0.69%	(1.01%)	(1.09%)	(0.19%)	(0.28%)	1.41%	1.41%